UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement.
                              		[ ] adds new holdings
                              	            entries.

Institutional Investment Manager Filing this Report:
      Name: 	            Commonwealth Equity Services, LLP, d/b/a
                            Commonwealth Financial Network
      Address: 	            29 Sawyer Rd.
		            Waltham, MA 02453

      Form 13F File Number: 28-13650

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brendan Daly
Title: Legal and Compliance Counsel
Phone: 781-529-9107

Signature, 		Place, 			and Date of Signing:
Brendan Daly		Waltham, MA 		August 9, 2010

Report Type (Check only one.):
      [X] 13F HOLDINGS REPORT.
      [ ] 13F NOTICE.
      [ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 15
Form 13F Information Table Value Total: $135,904 (thousands)

List of Other Included Managers: NONE

	FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER    VOTING AUTHORITY

NAME OF ISSUER               TITLE OF CLASS     CUSIP      (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS  SOLE  SHARED  NONE


EATON VANCE LTD DUR INCOME F COM                27828H105     2414  150,863   SH       SOLE                 0       0      0
EATON VANCE TAX MNG GBL DV E COM                27829F108     1934  202,327   SH       SOLE                 0       0      0
ISHARES TR                   BARCLYS 1-3YR CR   464288646    21636  208,234   SH       SOLE                 0       0      0
ISHARES TR INDEX             RUSSELL1000GRW     464287614    24182  527,634   SH       SOLE                 0       0      0
ISHARES TR INDEX             RUSSELL1000VAL     464287598    24154  445,563   SH       SOLE		    0       0      0
ISHARES TR INDEX             RUSL 2000 GROW     464287648     1210   18,177   SH       SOLE		    0       0      0
ISHARES TR INDEX             RUSL 2000 VALU     464287630     6560  115,012   SH       SOLE                 0       0      0
ISHARES TR INDEX             RUSSELL MCP GR     464287481     1568   35,881   SH       SOLE                 0       0      0
ISHARES TR INDEX             RUSSELL MCP VL     464287473     7398  203,015   SH       SOLE                 0       0      0
SPDR SERIES TRUST            BRCLYS SHRT ETF    78464A425    10281  426,616   SH       SOLE                 0       0      0
SPDR SERIES TRUST            NUVN BRCLY         78464A458     9498  414,015   SH       SOLE                 0       0      0
SPDR SERIES TRUST            BRCLYS YLD ETF	78464A417     2950   77,975   SH       SOLE                 0       0      0
VANGUARD INTL EQUITY INDEX F EMR MKT ETF        922042858     4123  108,525   SH       SOLE                 0       0      0
VANGUARD TAX-MANAGED FD      EUROPE PAC ETF     921943858    11940  408,345   SH       SOLE                 0       0      0
VANGUARD INDEX FDS           REIT ETF		922908553     6058  130,299   SH       SOLE                 0       0      0
